Document and Entity Information	Jan. 27, 2017
Prospectus:
Document Type	497
Document Period End Date	Jan. 27, 2017
Registrant Name	VALIC Co I
Central Index Key	0000719423
Amendment Flag	false
Document Creation Date	Jan. 27, 2017
Document Effective Date	Jan. 27, 2017
Prospectus Date	Oct. 01, 2016
Asset Allocation Fund | Asset Allocation Fund
Prospectus:
Trading Symbol	VCAAX